GOING CONCERN AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At September 30, 2012, the Company had negative working capital of $797,679. The Company incurred net losses of $2,130,352 and $1,804,451 for the nine months ended September 30, 2012 and for the year ended December 31, 2011, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations.

NOTE 2 - GOING CONCERN AND LIQUIDITY

At December 31, 2011, the negative working capital of the Company was $1,412,311. Further, the Company incurred net losses of $1,804,451 and $1,277,001 for the years ended December 31, 2011 and 2010, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.